UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13 F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        March 31, 2007
                                                      --------------------------

Check here if Amendment [ ]; Amendment Number: _______
This Amendment (Check only one.):                [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Clarium Capital Management LLC
             ----------------------------------------
Address:     1 Letterman Drive, Building C, Suite 400
             ----------------------------------------
             San Francisco, CA 94129
             ----------------------------------------

             ----------------------------------------


Form 13F File Number: 28-11772

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:        Peter Thiel
             ----------------------------------------
Title:       President
             ----------------------------------------
Phone:       (415) 248-5140
             ----------------------------------------

Signature, Place, and Date of Signing:

    /s/ Peter Thiel          San Francisco, California        May 14, 2007
--------------------------  ---------------------------  -----------------------
      [Signature]                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).



       Form 13F File Number               Name

       28-11772                           Clarium Capital Management LLC

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0
                                                ------------------------

Form 13F Information Table Entry Total:         88
                                                ------------------------

Form 13F Information Table Value Total:         1,448,968
                                                ------------------------
                                                       (thousands)


List of Other Included Managers:                NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



                           FORM 13F INFORMATION TABLE


        COLUMN 1               COLUMN 2          COLUMN 3      COLUMN 4                 COLUMN 5
--------------------------------------------------------------------------------------------------------------------
                                                                 VALUE        SHRS OF                  PUT/
     NAME OF ISSUER         TITLE OF CLASS        CUSIP        (x$1000)       PRN AMT      SH/PRN      CALL
--------------------------------------------------------------------------------------------------------------------

ALTRIA GROUP INC                  COM           02209S103        13,553       154,347        SH
AMERICAN EXPRESS CO               COM           025816109        902          16,000         SH
AMERICAN SCIENCE AND ENGR INC     COM           029429107        764          14,500         SH
APPLE INC                         COM           037833100        901          9,700          SH
ARCHER-DANIELS-MIDLAND CO         COM           039483102        690          18,800         SH
ARMOR HOLDINGS INC                COM           042260109        377          5,600          SH
AUTOZONE INC                      COM           053332102        6,407        50,000         SH
BAKER HUGHES INC                  COM           057224107        331          5,000          SH
BARR PHARMACEUTICALS              COM           068306109        1,298        28,000         SH
BARRICK GOLD CORP                 COM           067901108        571          20,000         SH
BERKSHIRE HATHAWAY                CL B          84670207         473          130            SH
BIRCH MTN RESOURCES               COM           09066X109        598          200,000        SH
BOSTON PROPERTIES INC             COM           101121101        393          3,347          SH
BRIGHTPOINT INC                   COM           109473405        305          26,622         SH
BRONCO DRILLING CO                COM           112211107        746          45,000         SH
CAPITAL ONE FIN CORP              COM           14040H105        355          4,700          SH
CERADYNE INC                      COM           156710105        343          6,267          SH
CHENIERE ENERGY INC               COM           16411R208        312          10,000         SH
CHESAPEAKE ENERGY                 COM           165167107        385          12,475         SH
COMMSCOPE INC                     COM           203372107        509          11,871         SH
COUNTRYWIDE FIN CORP              COM           222372104        289          8,598          SH
DENBURY RESOURCES INC             COM           247916208        391          13,116         SH
DEVON ENERGY CORP                 COM           25179M103        377          5,447          SH
DIAGEO PLC                        SPON ADR      25243Q205        644          7,950          SH
DIAMOND OFFS DRILLING             COM           25271C102        21,475       265,287        SH
DOLLAR GENERAL CORP               COM           256669102        2,115        100,000        SH
DOLLAR TREE STORES INC            COM           256747106        3,487        91,200         SH
ENCANA CORP                       COM           292505104        421,844      8,331,899      SH
EXXON MOBILE CORP                 COM           30231G102        435          6,000          SH
EXXON MOBILE CORP                 COM           30231G952        377          5,000          SH        PUT
(Strike @ 72.5)
FEDEX CORP                        COM           31428X106        366          3,406          SH
FIDELITY NATIONAL FIN             CL A          31620R105        369          15,370         SH
GENERAL DYNAMICS CORP             COM           369550108        5,778        75,628         SH
GOLDMAN SACHS GROUP INC           COM           38141G104        950          4,600          SH
GOOGLE INC                        COM           38259P958        458          1,000          SH        PUT
(Strike @ 430.00)
GRACO INC                         COM           384109104        940          24,000         SH
GRANT PRIDECO INC                 COM           38821G101        79,791       1,600,950      SH
HALLIBURTON CO                    COM           406216101        7,078        223,000        SH
HARVEST ENERGY TR                 TRUST-UNITS   41752X101        369          14,900         SH
HEARTLAND EXPRESS INC             COM           422347104        379          23,873         SH
HERCULES OFFSHORE                 COM           427093109        525          20,000         SH
HEWLETT-PACKARD CO                COM           428236103        1,284        32,000         SH
INDIA FUND INC                    COM           454089103        381          10,000         SH
JAKKS PACIFIC INC                 COM           47012E106        394          16,494         SH
LIMITED BRANDS INC                COM           532716107        327          12,548         SH
LOCKHEED MARTIN CORP              COM           539830109        2,946        30,366         SH
MCDONALD`S CORP                   COM           580135101        3,559        79,000         SH
MDC HOLDINGS INC                  COM           552676108        311          6,461          SH
MERIDIAN GOLD INC                 COM           589975101        256          10,000         SH
MERITAGE HOMES CORP               COM           59001A102        249          7,750          SH
NEW CENTURY FIN CORP              COM           6435EV108        33           31,414         SH
NEW FRONTIER MEDIA INC            COM           644398109        553          61,400         SH
NEXEN INC                         COM           65334H102        212,322      3,463,647      SH
NEXEN INC                         COM           65334H902        245          4,000          SH        CALL
(Strike @ 60.00)
NORTHROP GRUMMAN CO               COM           666807102        455          6,127          SH
OIL SERVICE HOLDRS TR             DEPOSIT RCPT  678002106        478,842      3,286,039      SH
OILSANDS QUEST INC                COM           678046103        596          172,700        SH
PATTERSON-UTI ENERGY              COM           703481101        347          15,467         SH
PEMCO AVIATION GROUP              COM           706444106        3,538        413,760        SH
PETRO-CANADA                      COM           71644E102        1,410        36,000         SH
PETROLEO BRASILERO S.A.           SPON ADR      71654V408        9,951        100,000        SH
PLAINS EXPL AND PROD              COM           726505100        347          7,683          SH
PLAYBOY ENTERPRISES               CL B          728117300        617          60,000         SH
PORTFOLIO RECOV ASSOC             COM           73640Q105        350          7,839          SH
RACKABLE SYSTEMS INC              COM           750077109        611          36,000         SH
RUBY TUESDAY INC                  COM           781182100        377          13,191         SH
SELECT SECTOR SPDR TR             SBI CONS      81369Y308        19,890       750,000        SH
                                  STPLS
SCHLUMBERGER LTD                  COM           806857108        60,808       879,994        SH
SEI INVESTMENTS CO                COM           784117103        370          6,140          SH
SIERRA HEALTH SERVICES            COM           826322109        415          10,089         SH
SKYWEST INC                       COM           830879102        805          30,000         SH
STEEL DYNAMICS INC                COM           858119100        480          11,114         SH
THE MEN`S WEARHOUSE               COM           587118100        453          9,634          SH
THOR INDUSTRIES INC               COM           885160101        327          8,299          SH
TOLL BROTHERS INC                 COM           889478103        312          11,386         SH
TRADESTATION GROUP                COM           89267P105        331          26,298         SH
UNITED TECHNOLOGIES               COM           913017109        3,575        55,000         SH
UNIVERSAL HEALTH SERVICES-B       CL B          913903100        381          6,654          SH
US AIRWAYS GROUP INC              COM           90341W108        2,274        50,000         SH
US BANCORP                        COM           902973304        594          17,000         SH
USANA HEALTH SCIENCES             COM           90328M107        329          7,011          SH
VALERO ENERGY CORP                COM           91913Y100        645          10,000         SH
VALERO ENERGY CORP                COM           91913W104        258          4,000          SH        PUT
(Strike @ 60.00)
VALERO ENERGY CORP                COM           91913W104        322          5,000          SH        PUT
(Strike @ 62.50)
WEATHERFORD INTL LTD              COM           G95089101        56,275       1,247,775      SH
W-H ENERGY SERVICES               COM           92925E108        351          7,514          SH
WR BERKLEY CORP                   COM           084423102        348          10,522         SH
XTO ENERGY INC                    COM           98385X106        474          8,648          SH





        COLUMN 1                  COLUMN 6          COLUMN 7                 COLUMN 8
-------------------------------------------------------------------------------------------------------------------
                                 INVESTMENT         OTHER              VOTING AUTHORITY
    NAME OF ISSUER               DISCRETION         MANAGERS         SOLE    SHARED    NONE
-------------------------------------------------------------------------------------------------------------------

ALTRIA GROUP INC                  SOLE                               154,347    0      0
AMERICAN EXPRESS CO               SOLE                               16,000     0      0
AMERICAN SCIENCE AND ENGR INC     SOLE                               14,500     0      0
APPLE INC                         SOLE                               9,700      0      0
ARCHER-DANIELS-MIDLAND CO         SOLE                               18,800     0      0
ARMOR HOLDINGS INC                SOLE                               5,600      0      0
AUTOZONE INC                      SOLE                               50,000     0      0
BAKER HUGHES INC                  SOLE                               5,000      0      0
BARR PHARMACEUTICALS              SOLE                               28,000     0      0
BARRICK GOLD CORP                 SOLE                               20,000     0      0
BERKSHIRE HATHAWAY                SOLE                               130        0      0
BIRCH MTN RESOURCES               SOLE                               200,000    0      0
BOSTON PROPERTIES INC             SOLE                               3,347      0      0
BRIGHTPOINT INC                   SOLE                               26,622     0      0
BRONCO DRILLING CO                SOLE                               45,000     0      0
CAPITAL ONE FIN CORP              SOLE                               4,700      0      0
CERADYNE INC                      SOLE                               6,267      0      0
CHENIERE ENERGY INC               SOLE                               10,000     0      0
CHESAPEAKE ENERGY                 SOLE                               12,475     0      0
COMMSCOPE INC                     SOLE                               11,871     0      0
COUNTRYWIDE FIN CORP              SOLE                               8,598      0      0
DENBURY RESOURCES INC             SOLE                               13,116     0      0
DEVON ENERGY CORP                 SOLE                               5,447      0      0
DIAGEO PLC                        SOLE                               7,950      0      0
DIAMOND OFFS DRILLING             SOLE                               256,828    0      8,459
DOLLAR GENERAL CORP               SOLE                               100,000    0      0
DOLLAR TREE STORES INC            SOLE                               91,200     0      0
ENCANA CORP                       SOLE                               8,068,517  0      263,382
EXXON MOBILE CORP                 SOLE                               6,000      0      0
EXXON MOBILE CORP                 SOLE                               5,000      0      0
(Strike @ 72.5)
FEDEX CORP                        SOLE                               3,406      0      0
FIDELITY NATIONAL FIN             SOLE                               15,370     0      0
GENERAL DYNAMICS CORP             SOLE                               75,628     0      0
GOLDMAN SACHS GROUP INC           SOLE                               4,600      0      0
GOOGLE INC                        SOLE                               1,000      0      0
(Strike @ 430.00)
GRACO INC                         SOLE                               24,400     0      0
GRANT PRIDECO INC                 SOLE                               1,548,368  0      52,582
HALLIBURTON CO                    SOLE                               223,000    0      0
HARVEST ENERGY TR                 SOLE                               14,900     0      0
HEARTLAND EXPRESS INC             SOLE                               23,873     0      0
HERCULES OFFSHORE                 SOLE                               20,000     0      0
HEWLETT-PACKARD CO                SOLE                               32,000     0      0
INDIA FUND INC                    SOLE                               10,000     0      0
JAKKS PACIFIC INC                 SOLE                               16,494     0      0
LIMITED BRANDS INC                SOLE                               12,548     0      0
LOCKHEED MARTIN CORP              SOLE                               30,366     0      0
MCDONALD`S CORP                   SOLE                               79,000     0      0
MDC HOLDINGS INC                  SOLE                               6,461      0      0
MERIDIAN GOLD INC                 SOLE                               10,000     0      0
MERITAGE HOMES CORP               SOLE                               7,750      0      0
NEW CENTURY FIN CORP              SOLE                               31,414     0      0
NEW FRONTIER MEDIA INC            SOLE                               61,400     0      0
NEXEN INC                         SOLE                               3,354,303  0      109,344
NEXEN INC                         SOLE                               N/A        N/A    N/A
(Strike @ 60.00)
NORTHROP GRUMMAN CO               SOLE                               6,127      0      0
OIL SERVICE HOLDRS TR             SOLE                               3,182,139  0      103,900
OILSANDS QUEST INC                SOLE                               172,700    0      0
PATTERSON-UTI ENERGY              SOLE                               15,467     0      0
PEMCO AVIATION GROUP              SOLE                               413,760    0      0
PETRO-CANADA                      SOLE                               36,000     0      0
PETROLEO BRASILERO S.A.           SOLE                               100,000    0      0
PLAINS EXPL AND PROD              SOLE                               7,683      0      0
PLAYBOY ENTERPRISES               SOLE                               60,000     0      0
PORTFOLIO RECOV ASSOC             SOLE                               7,839      0      0
RACKABLE SYSTEMS INC              SOLE                               36,000     0      0
RUBY TUESDAY INC                  SOLE                               13,191     0      0
SELECT SECTOR SPDR TR             SOLE                               750,000    0      0
SCHLUMBERGER LTD                  SOLE                               851,921    0      28,073
SEI INVESTMENTS CO                SOLE                               6,140      0      0
SIERRA HEALTH SERVICES            SOLE                               10,089     0      0
SKYWEST INC                       SOLE                               30,000     0      0
STEEL DYNAMICS INC                SOLE                               11,114     0      0
THE MEN`S WEARHOUSE               SOLE                               9,634      0      0
THOR INDUSTRIES INC               SOLE                               8,299      0      0
TOLL BROTHERS INC                 SOLE                               11,386     0      0
TRADESTATION GROUP                SOLE                               26,298     0      0
UNITED TECHNOLOGIES               SOLE                               55,000     0      0
UNIVERSAL HEALTH SERVICES-B       SOLE                               6,654      0      0
US AIRWAYS GROUP INC              SOLE                               50,000     0      0
US BANCORP                        SOLE                               17,000     0      0
USANA HEALTH SCIENCES             SOLE                               7,011      0      0
VALERO ENERGY CORP                SOLE                               10,000     0      0
VALERO ENERGY CORP                SOLE                               4,000      0      0
(Strike @ 60.00)
VALERO ENERGY CORP                SOLE                               5,000      0      0
(Strike @ 62.50)
WEATHERFORD INTL LTD              SOLE                               1,208,279  0      39,496
W-H ENERGY SERVICES               SOLE                               7,514      0      0
WR BERKLEY CORP                   SOLE                               10,522     0      0
XTO ENERGY INC                    SOLE                               8,648      0      0



